Note 14 - Inventories - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Finished goods	$ 923,316	$ 653,482
Goods in process	619,796	375,822
Raw materials	281,083	160,284
Supplies	486,002	451,777
Goods in transit	274,175	162,766
	2,584,372	1,804,131
Allowance for obsolescence (see Note 23 (i))	(216,068)	(240,242)
	$ 2,368,304	$ 1,563,889	$ 1,843,467	$ 2,779,869